Document and Entity Information	21 Months Ended
Oct. 31, 2015
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct. 31, 2015
Trading Symbol	lbsr
Entity Registrant Name	LIBERTY STAR URANIUM & METALS CORP.
Entity Central Index Key	0001172178
Current Fiscal Year End Date	--01-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3